Financial assets, liabilities and financial results (telecom activities)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Financial assets, liabilities and financial results (telecom activities)

Note 13    Financial assets, liabilities and financial results (telecom activities)

13.1    Financial assets and liabilities of telecom activities

In order to improve the readability of financial statements and distinguish the performance of telecom activities from the performance of the Mobile Financial Services activities, the notes related to financial assets and liabilities as well as financial income or expenses are split to respect these two business areas.

Note 13 presents the financial assets, liabilities and related gains and losses specific to telecom activities and Note 17 concerns the activities of Mobile Financial Services with regard to its assets and liabilities, with net financial income being not material.

The following table reconciles the contributive balances of assets and liabilities for each of these two areas to the consolidated balance sheet (intra-group transactions between telecom activities and Mobile Financial Services activities are not eliminated) with the consolidated statement of financial position at December 31, 2022.

(in millions of euros)	Orange	o/w	Note	o/w Mobile	Note	o/w eliminations
	consolidated	telecom		Finance		telecom
	financial	activities		Services		activities /mobile
	statements					finance services
Non-current financial assets related to Mobile Financial Services activities	656	—		656	17.1.1	—
Non-current financial assets	977	1,004	13.7	—		(27)	(1)
Non-current derivatives assets	1,458	1,342	13.8	116	17.1.3	—
Current financial assets related to Mobile Financial Services activities	2,742	—		2,747	17.1.1	(6)
Current financial assets	4,541	4,541	13.7	—		—
Current derivatives assets	112	112	13.8	—	17.1.3	—
Cash and cash equivalents	6,004	5,846	14.3	158		—
Non-current financial liabilities related to Mobile Financial Services activities	82	—		109	17.1.2	(27)	(1)
Non-current financial liabilities	31,930	31,930	13.3	—		—
Non-current derivatives liabilities	397	335	13.8	62	17.1.3	—
Current financial liabilities related to Mobile Financial Services activities	3,034	—		3,034	17.1.2	—
Current financial liabilities	4,702	4,708	13.3	—		(6)
Current derivatives liabilities	51	51	13.8	—	17.1.3	—

(1)	Loan granted by Orange SA to Orange Bank.

13.2    Profits and losses related to financial assets and liabilities

The cost of net financial debt consists of gains and losses related to the components of net financial debt (described in Note 13.3) for the period.

Foreign exchange gains and losses mainly include:

−The revaluation in euros of bonds denominated in foreign currencies (Note 13.5) as well as the symmetrical revaluation of associated hedges as defined by IFRS 9 and the revaluation of bank loans.

−The effects of the revaluation of trading derivatives held as economic hedges on notional amounts of subordinated notes denominated in pounds sterling and recognized in equity at their historical value (see Note 15.4).

Other net financial expenses mainly composed of interest on lease liabilities for (145) million euros in 2022, (120) million euros in 2021 and (120) million euros in 2020 (see Note 9.2).

Finally, other comprehensive income includes the revaluation of financial assets at fair value through other comprehensive income (Note 13.7) and cash flow hedges (Note 13.8.2).

Other gains and losses related to financial assets and liabilities are recognized in operating income (foreign exchange gains and losses on trade receivables, trade payables and the associated hedge derivatives) in the amount of (31) million euros in 2022, (19) million euros in 2021 and 16 million euros in 2020.

	Finance costs, net						Other
							compre-
							hensive income
	Cost of gross	Gains	Cost of net	Foreign	Other net	Finance	Reserves
	financial debt(1)	(losses) on	financial debt	exchange	financial	costs, net
		assets		gains	expenses
		contributing		(losses)
		to net
		financial
(in millions of euros)		debt
2022
Financial assets	—	48	48	(38)	55		(110)
Financial liabilities	(1,023)	—	(1,023)	(196)	0		—
Lease liabilities	—	—	—	—	(145)		—
Derivatives	245	—	245	137	(0)		288
Discounting expense	—	—	—	—	(3)		—
Total	(779)	48	(731)	(97)	(92)	(920)	178
2021
Financial assets	—	(3)	(3)	47	75		11
Financial liabilities	(1,018)	—	(1,018)	(637)	(0)		—
Lease liabilities	—	—	—	—	(120)		—
Derivatives	188	—	188	655	0		322
Discounting expense	—	—	—	—	31		—
Total	(830)	(3)	(833)	65	(14)	(782)	332
2020
Financial assets	—	(1)	(1)	(151)	39		94
Financial liabilities	(1,152)	—	(1,152)	623	—		—
Lease liabilities	—	—	—	—	(120)		—
Derivatives	52	—	52	(576)	—		22
Discounting expense	—	—	—	—	(29)		—
Total	(1,100)	(1)	(1,102)	(103)	(110)	(1,314)	116

(1)	Includes interest on debts related to financed assets of (3) million euros in 2022 and (1) million euros in 2021 and 2020.

13.3    Net financial debt

The definition of net financial debt excludes the lease liabilities included in the scope of IFRS 16 (see Note 9.2) and includes debt related to financed assets.

Net financial debt is one of the indicators of financial position used by the Group. This aggregate, not defined by IFRS, may not be comparable to similarly titled indicators used by other companies. It is provided as additional information only and should not be considered a substitute for an analysis of all the Group’s assets and liabilities.

Net financial debt as defined and used by Orange does not take into account Mobile Financial Services activities, for which this concept is not relevant.

It consists of (a) financial liabilities excluding operating payables (translated into euros at the year-end closing rate) including derivative instruments (assets and liabilities), less (b) cash collateral paid, cash, cash equivalents and financial assets at fair value.

Furthermore, financial instruments designated as cash flow hedges included in net financial debt are set up to hedge items that are not included in net financial debt, such as future cash flows. As a result, the portion relating to these unmatured hedging instruments recorded in other comprehensive income is added to gross financial debt to offset this temporary difference.

(in millions of euros)	Note	December 31,	December 31,	December 31,
		2022	2021	2020
TDIRA	13.4	638	636	636
Bonds	13.5	29,943	29,010	29,848
Bank loans and from development organizations and multilateral lending institutions	13.6	3,309	3,206	3,671
Debt relating to financed assets		316	245	295
Cash collateral received	14.5	1,072	389	31
NEU Commercial Paper (1)		1,004	1,457	555
Bank overdrafts		250	342	154
Other financial liabilities		105	64	70
Current and non-current financial liabilities (excluding derivatives) included in the calculation of net financial debt		36,638	35,348	35,260
Current and non-current Derivatives (liabilities)	13.8	386	285	804
Current and non-current Derivatives (assets)	13.8	(1,455)	(689)	(294)
Other comprehensive income components related to unmatured hedging instruments	13.8	114	(192)	(541)
Gross financial debt after derivatives (a)		35,684	34,751	35,229
Cash collateral paid (2)	14.5	(38)	(27)	(642)
Investments at fair value (3)	14.3	(4,500)	(2,266)	(3,206)
Cash equivalents	14.3	(3,178)	(5,479)	(5,140)
Cash		(2,668)	(2,709)	(2,751)
Other financial assets		(2)	—	—
Assets included in the calculation of net financial debt (b)		(10,386)	(10,481)	(11,740)
Net financial debt (a) + (b)		25,298	24,269	23,489

(1)	Negotiable European Commercial Paper (formerly called "commercial paper").
(2)	Only cash collateral paid, included in non-current financial assets of the consolidated statement of financial position, is deducted from gross financial debt.
(3)	Only investments at fair value, included in current financial assets of the consolidated statement of financial position, are deducted from gross financial debt (Note 14.3).

Net financial debt is mainly held by the Group’s parent company, Orange SA.

The debt maturity schedules are presented in Note 14.3.

Changes in financial assets or financial liabilities whose cash flows are disclosed in financing activities in the cash flow statement are the following (see Note 1.9):

(in millions of euros)	December 31, 2021	Cash flows	Other changes with no impact on cash flows				December 31, 2022
			Changes in the scope of consolidation	Foreign exchange movement	Other
TDIRA	636	—	—	—	2		638
Bonds	29,010	813	—	88	32	(1)	29,943
Bank loans and from development organizations and multilateral lending institutions	3,206	135	6	(28)	(11)		3,309
Debt relating to financed assets	245	(97)	—	—	168		316
Cash collateral received	389	684	—	—	—		1,072
NEU Commercial Paper	1,457	(456)	—	—	3		1,004
Bank overdrafts	342	(39)	—	(46)	(7)		250
Other financial liabilities	64	(1)	4	4	35		105
Current and non-current financial liabilities (excluding derivatives) included in the calculation of net financial debt	35,348	1,038	10	18	222		36,638
Net derivatives	(405)	(91)	—	(213)	(360)		(1,069)
Cash collateral paid	(27)	(12)	—	—	—		(38)
Cash flows from financing activities		936

(1)	Mainly corresponding to changes in accrued interest not yet due.

(in millions of euros)	December 31,	Cash	Other changes with no impact				December 31,
	2020	flows	on cash flows				2021
			Changes in	Foreign
			the scope of	exchange
			consolidation	movement	Other
TDIRA	636	—	—	—	—		636
Bonds	29,848	(1,385)	—	599	(52)	(1)	29,010
Bank loans and from development organizations and multilateral lending institutions	3,671	(496)	—	27	3		3,206
Debt relating to financed assets	295	(80)	—	—	30		245
Cash collateral received	31	358	—	—	—		389
NEU Commercial Paper	555	903	—	—	(1)		1,457
Bank overdrafts	154	173	—	15	—		342
Other financial liabilities	70	(136)	(41)	3	168		64
Current and non-current financial liabilities (excluding derivatives) included in the calculation of net financial debt	35,260	(663)	(41)	644	148		35,348
Net derivatives	510	201	—	(457)	(659)		(405)
Cash collateral paid	(642)	615	—	—	—		(27)
Cash flows from financing activities		153

(1)	Mainly corresponding to changes in accrued interest not yet due.

(in millions of euros)	December 31,	Cash	Other changes with no impact				December 31,
	2019	flows	on cash flows				2020
			Changes in	Foreign
			the scope of	exchange
			consolidation	movement	Other
TDIRA	822	(185)	—	—	(1)		636
Bonds	30,893	(389)	—	(624)	(31)	(1)	29,848
Bank loans and from development organizations and multilateral lending institutions	4,013	(322)	—	(25)	5		3,671
Debt relating to financed assets	125	(60)	—	—	231		295
Cash collateral received	261	(230)	—	—	—		31
NEU Commercial Paper	158	397	—	—	—		555
Bank overdrafts	203	(37)	—	(12)	—		154
Other financial liabilities	602	(484)	—	(2)	(46)		70
Current and non-current financial liabilities (excluding derivatives) included in the calculation of net financial debt	37,076	(1,311)	—	(663)	157		35,260
Net derivatives	(138)	37	—	641	(29)		510
Cash collateral paid	(123)	(519)	—	—	—		(642)
Cash flows from financing activities		(1,793)

(1)	Mainly corresponding to changes in accrued interests not yet due.

Net financial debt by currency

Net financial debt by currency is presented in the table below, after foreign exchange effects of hedging derivatives (excluding instruments set up to hedge operating items).

(equivalent value in millions of euros at year-end closing rate)	EUR	USD	GBP	PLN	EGP	JOD	MAD	Other	Total
Gross financial debt after derivatives	26,013	4,132	2,900	75	186	94	465	1,817	35,683
Financial assets included in the calculation of net financial debt	(8,115)	(650)	(102)	(107)	(74)	(87)	(72)	(1,179)	(10,386)
Net debt by currency before effect of foreign exchange derivatives (1)	17,898	3,482	2,798	(32)	112	8	393	638	25,298
Effect of foreign exchange derivatives	6,280	(3,630)	(2,803)	887	—	—	—	(735)	—
Net financial debt by currency after effect of foreign exchange derivatives	24,178	(147)	(5)	856	112	8	393	(96)	25,298

(1)	Including the market value of derivatives in local currency.

Accounting policies

Cash and cash equivalents

The Group classifies investments as cash equivalents in the statement of financial position and statement of cash flows when they comply with the conditions of IAS 7 (see cash management detailed in Notes 14.3 and 14.5):

–  held in order to face short-term cash commitments; and

–  short-term and highly liquid assets at the acquisition date, readily convertible into known amount of cash and not exposed to any material risk of change in value.

Bonds, bank loans and loans from multilateral lending institutions

Among financial liabilities, only commitments to repurchase non-controlling interests are recognized at fair value through profit or loss.

Borrowings are recognized upon origination at the discounted value of the sums to be paid and subsequently measured at amortized cost using the effective interest method. Transaction costs that are directly attributable to the acquisition or issue of the financial liability are deducted from the liability’s carrying value. The costs are subsequently amortized over the life of the liability, using the effective interest rate method.

Some financial liabilities at amortized cost, mainly borrowings, are subject to hedging. This mainly relates to the hedging of payables in foreign currencies against the exposure of their future cash flows to foreign exchange risk (cash flow hedging).

13.4    TDIRA

Perpetual bonds redeemable for shares (titres à durée indéterminée remboursables en actions or “TDIRAs”) with a par value of 14,100 euros are listed on Euronext Paris. Their issuance was described in a prospectus approved by the Commission des Opérations de Bourse (now the Autorité des Marchés Financiers or AMF – French Financial Markets Authority) on February 24, 2003.

At December 31, 2022, taking into account redemptions since their issuance, 44,880 TDIRAs remain outstanding with a total par value of 633 million euros.

These TDIRAs are redeemable for new Orange SA shares at any time at the holders’ request or, under certain conditions as described in the appropriate prospectus, at Orange SA’s initiative based on a ratio of 615.216 shares to one TDIRA (i.e. a conversion price of 22.919 euros). The initial ratio of 300 shares to one TDIRA has been adjusted several times to protect bondholders’ rights and may be further adjusted under the terms and conditions set out in the prospectus.

Since January 1, 2010, the interest rate on the TDIRAs has been the three-month Euribor +2.5%.

TDIRAs are subject to split accounting with one part treated as equity and another part as a liability. For the securities outstanding at December 31, 2022, the “equity” component before deferred tax stood at 152 million euros.

(in millions of euros)	December 31, 2022	December 31, 2021	December 31, 2020
Number of securities	44,880	44,880	44,880
Equity component before deferred taxes	152	152	152
Debt component	638	636	636
o/w accrued interests not yet due	6	3	3
Paid interest	16	13	14

Accounting policies

Some Group financial instruments include both a financial debt component and an equity component. This relates to perpetual bonds redeemable for shares (TDIRAs). On initial recognition, the debt component is measured at its market value, corresponding to the value of the contractually determined future cash flows discounted at the market rate applied at the date of issue to comparable instruments providing substantially the same conditions, but without the option to convert to or redeem for shares. This debt component is subsequently recognized at amortized cost.

The equity component, originally calculated as the difference between the notional value of the instrument and the fair value of the debt component, remains the same throughout the life of the instrument.

13.5    Bonds

In 2022, the Group carried out the following bond issues:

Notional currency	Initial	Maturity	Interest rate		Issuer	Type of operations	Amounts
	nominal		(%)				in millions
	amount						of euros
	(in millions
	of currency)
EUR	500	May 18, 2032	2.375		Orange SA	Issuance	500
MAD	300	June 3, 2026	2.600		Médi Telecom	Issuance	28
MAD	1,200	June 3, 2026	1Y BDT + 0.55		Médi Telecom	Issuance	112
EUR	750	November 16, 2031	3.625		Orange SA	Issuance	750
Total of issuances							1,390
EUR	500	September 16, 2022	3.375		Orange SA	Repayment at maturity	(500)
EUR	750	September 11, 2023	0.750		Orange SA	Early repayment	(7)
MAD	1,090	December 18, 2025	3.970		Médi Telecom	Regular annual basis repayment	(15)
MAD	720	December 18, 2025	1Y BDT + 1.00	(1)	Médi Telecom	Regular annual basis repayment	(10)
MAD	1,002	December 10, 2026	3.400		Médi Telecom	Regular annual basis repayment	(13)
MAD	788	December 10, 2026	1Y BDT + 0.85	(1)	Médi Telecom	Regular annual basis repayment	(11)
MAD	300	June 3, 2026	2.600		Médi Telecom	Regular annual basis repayment	(4)
MAD	1,200	June 3, 2026	1Y BDT + 0.55	(1)	Médi Telecom	Regular annual basis repayment	(14)
Total of repayments							(572)

(1)	The 1Y BDT rate corresponds to the 52 weeks Moroccan treasury notes rate (recalculated once a year).

The unmatured bonds at December 31, 2022, presented below, were all issued by Orange SA, with the exception of three commitments (each with a fixed-rate tranche and a variable-rate tranche) denominated in Moroccan dirhams held by Médi Telecom and one bond in CFA francs issued by Sonatel.

With the exception of the commitments made by Médi Telecom which are redeemable on a regular annual basis, at December 31, 2022, the bonds issued by the Group are redeemable at maturity. No specific guarantee had been given in relation to their issuance. Some bonds may be redeemed in advance at the request of the issuer.

Notional	Initial nominal amount	Maturity	Interest rate (%)		Outstanding amount (in millions of euros)
currency	(in millions of				December 31,	December 31,	December 31,
	currency units)				2022	2021	2020

Bonds matured before December 31, 2022					—	500	4,282
EUR	500	March 1, 2023	2.500		500	500	500
EUR	750	September 11, 2023	0.750		744	750	750
HKD	700	October 6, 2023	3.230		84	79	74
HKD	410	December 22, 2023	3.550		49	46	43
EUR	650	January 9, 2024	3.125		650	650	650
EUR	1,250	July 15, 2024	1.125		1,250	1,250	1,250
EUR	750	May 12, 2025	1.000		750	750	750
EUR	800	September 12, 2025	1.000		800	800	800
NOK	500	September 17, 2025	3.350		48	50	48
CHF	400	November 24, 2025	0.200		406	387	370
GBP	350	December 5, 2025	5.250		296	312	292
MAD (1)	1,090	December 18, 2025	3.970		42	59	72
MAD (1)	720	December 18, 2025	1Y BDT + 1.000		28	39	47
MAD	300	June 3, 2026	2.600		24	—	—
MAD (1)	1,200	June 3, 2026	1Y BDT + 0.55		94	—	—
EUR (1)	700	June 29, 2026	0.000		700	700	—
EUR	750	September 4, 2026	0.000		750	750	750
EUR	75	November 30, 2026	4.125		75	75	75
MAD (1)	1,002	December 10, 2026	3.400		51	68	79
MAD (1)	788	December 10, 2026	1Y BDT + 0.850		40	54	62
EUR	750	February 3, 2027	0.875		750	750	750
EUR	750	July 7, 2027	1.250		750	750	750
XOF	100,000	July 15, 2027	6.500		152	152	152
EUR	500	September 9, 2027	1.500		500	500	500
EUR	1,000	March 20, 2028	1.375		1,000	1,000	1,000
EUR	50	April 11, 2028	3.220		50	50	50
NOK	800	July 24, 2028	2.955		76	80	76
GBP	500	November 20, 2028	8.125		564	595	556
EUR	1,250	January 15, 2029	2.000		1,250	1,250	1,250
EUR	150	April 11, 2029	3.300		150	150	150
CHF	100	June 22, 2029	0.625		102	97	93
EUR	500	September 16, 2029	0.125		500	500	500
EUR	1,000	January 16, 2030	1.375		1,000	1,000	1,000
EUR	1,200	September 12, 2030	1.875		1,200	1,200	1,200
EUR	105	September 17, 2030	2.600		105	105	105
EUR	100	November 6, 2030	0.000	(2)	100	100	100
USD	2,500	March 1, 2031	9.000	(3)	2,308	2,173	2,006
EUR	300	May 29, 2031	1.342		300	300	300
EUR	750	November 16, 2031	3.625		750	—	—
EUR	50	December 5, 2031	4.300 (zero coupon)		79	75	72

(1)	Bonds issued by Médi Telecom. The 1Y BDT rate corresponds to the 52 weeks Moroccan treasury notes rate (recalculated once a year).
(2)	Bond bearing interest at a fixed rate of 2% until 2017 and then at CMS 10 years x 166% fixed annually (0% until November 2023), floored at 0% and capped at 4% until 2023 and at 5% thereafter.
(3)	Bond with a step-up clause (clause that triggers a change in the coupon rate if Orange’s credit rating from the rating agencies changes – see Note 14.3).

Notional	Initial nominal	Maturity	Interest rate (%)		Outstanding amount (in millions of euros)
currency	amount				December 31,	December 31,	December 31,
	(in millions of				2022	2021	2020
	currency units)
EUR	50	December 8, 2031	4.350	(zero coupon)	80	77	73
EUR	50	January 5, 2032	4.450	(zero coupon)	77	74	71
GBP	750	January 15, 2032	3.250		846	893	834
EUR	750	April 7, 2032	1.625		750	750	750
EUR	500	May 18, 2032	2.375		500	—	—
EUR	1,000	September 4, 2032	0.500		1,000	1,000	1,000
EUR	1,500	January 28, 2033	8.125		1,500	1,500	1,500
EUR	55	September 30, 2033	3.750		55	55	55
EUR	1,000	December 16, 2033	0.625		1,000	1,000	—
GBP	500	January 23, 2034	5.625		564	595	556
HKD	939	June 12, 2034	3.070		113	106	99
EUR	800	June 29, 2034	0.750		800	800	—
EUR	300	July 11, 2034	1.200		300	300	300
EUR	50	April 16, 2038	3.500		50	50	50
USD	900	January 13, 2042	5.375		844	795	733
USD	850	February 6, 2044	5.500		797	750	693
EUR	750	September 4, 2049	1.375		750	750	750
GBP	500	November 22, 2050	5.375		564	595	556
Outstanding amount of bonds					29,654	28,737	29,524
Accrued interest					454	445	487
Amortized cost					(164)	(172)	(163)
Total					29,943	29,010	29,848

13.6    Loans from development organizations and multilateral lending institutions

(in millions of euros)	December 31,	December 31,	December 31,
	2022	2021	2020
Sonatel	266	244	292
Orange Côte d'Ivoire	253	140	172
Orange Mali	201	207	227
Médi Telecom	183	167	220
Orange Egypt	163	137	163
Orange Burkina Faso	36	42	56
Orange Cameroon	36	78	111
Orange Jordanie	35	49	61
Orange Bail	12	3	-
Orange Madagascar	12	18	19
Orange Polska S.A.	10	6	1
Other	15	15	61
Bank loans	1,222	1,105	1,384
Orange SA(1)	2,087	2,101	2,288
Loans from development organizations and multilateral lending institutions(2)	2,087	2,101	2,288
Total	3,309	3,206	3,671

(1)	In 2021, Orange SA repaid at maturity a loan of 190 million euros. In 2020, Orange SA had repaid at maturity a loan of 400 million euros and negotiated a new loan of 350 million euros, maturing in 2027.
(2)	Entirely the European Investment Bank.

13.7    Financial assets

Financial assets break down as follows:

(in millions of euros)	December 31, 2022			December 31, 2021	December 31, 2020
	Non-current	Current	Total	Total	Total
Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss	419	—	419	431	431
Investments securities	419	—	419	431	431
Financial assets at fair value through profit or loss	243	4,502	4,745	2,496	3,990
Investments at fair value(1)	—	4,500	4,500	2,266	3,206
Investments securities	206	—	206	203	141
Cash collateral paid (2)	38	—	38	27	642
Other	—	2	2	—	—
Financial assets at amortized cost	342	39	381	363	382
Receivables related to investments(3)	77	28	106	105	55
Other	264	11	275	258	327
Total financial assets	1,004	4,541	5,545	3,290	4,803

(1)	NEU Commercial Paper and bonds only (see Note 14.3).
(2)	See Note 14.5.
(3)	Including a loan of 27 million euros from Orange SA to Orange Bank.

Equity securities

Equity securities measured at fair value through other comprehensive income that will not be reclassified to profit or loss

(in millions of euros)	2022	2021	2020
Investment securities measured at fair value through other comprehensive income that will not be reclassified to profit or loss - in the opening balance	432	431	277
Acquisitions(1)	98	85	81
Changes in fair value (2)	(108)	11	94
Sales	(7)	(95)	(20)
Other movements	3	—	(2)
Investment securities measured at fair value through other comprehensive income that will not be reclassified to profit or loss - in the closing balance	419	432	431

(1)In 2022, includes the effect of Deezer's initial public offering for 77 million euros (see Note 3.2)

(2) Deezer's share price at December 31, 2022 led to a decrease in the fair value of (54) million euros (see Note 3.2).

Equity securities measured at fair value through other comprehensive income that will not be reclassified to profit or loss include numerous shares in companies held by investment funds.

Equity securities measured at fair value through profit or loss

(in millions of euros)	2022	2021	2020
Investment securities measured at fair value through profit or loss - in the opening balance	203	141	133
Changes in fair value	10	34	8
Other movements	(8)	27	—
Investment securities measured at fair value through profit or loss - in the closing balance	205	203	141

Accounting policies

Financial assets

–  Financial assets at fair value through profit or loss (FVR)

Certain equity securities which are not consolidated or equity-accounted and cash investments such as negotiable debt securities, deposits and UCITS (Undertakings for Collective Investment in Transferable Securities), which are compliant with the Group's liquidity risk management policy, may be designated by Orange as recognized at fair value through profit or loss. These assets are recognized at fair value at initial recognition and subsequently. All changes in fair value are recorded in net financial costs, net.

–  Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss (FVOCI)

Equity securities which are not consolidated or equity-accounted are, subject to exceptions, recognized as assets at fair value through other comprehensive income that will not be reclassified to profit or loss. They are recognized at fair value at initial recognition and subsequently. Temporary changes in value and gains (losses) on disposals are recorded as other comprehensive income that will not be reclassified to profit or loss.

–  Financial assets at amortized cost (AC)

This category mainly includes miscellaneous loans and receivables. These instruments are recognized at fair value at initial recognition and are subsequently measured at amortized cost using the effective interest method. If there is any objective evidence of impairment of these assets, the value of the asset is reviewed at the end of each reporting period. An impairment loss is recognized in the income statement when impairment tests demonstrate that the financial asset's carrying value is higher than its recoverable amount. For these financial assets, the provisioning system also covers expected losses according to IFRS 9.

13.8    Derivatives

13.8.1 Market value of derivatives

(in millions of euros)	December 31, 2022	December 31, 2021	December 31, 2020

Hedging derivatives	893	484	(311)
Cash flow hedge derivatives	893	484	(311)
Fair value hedge derivatives	—	—	—
Derivatives held for trading (1)	176	(79)	(199)
Net derivatives(2)	1,069	405	(510)

(1)	Mainly related to the effect of the economic hedges of subsidiaries for 140 million euros in 2022, 90 million euros in 2021 and the foreign exchange effects of the economic hedges against the revaluation of subordinated notes denominated in pounds sterling (equity instruments recognized at their historical value (see Note 15.4) for (70) million euro in 2022, (165) million euros in 2021 and (210) million euro in 2020.
(2)	Of which foreign exchange effects of the cross-currency swaps (classified as hedging or trading) hedging foreign exchange risk on the notional amount of gross debt for 694 million euros in 2022, 657 million euros in 2021 and 251 million euros in 2020. The foreign exchange effect of the cross-currency swaps is the difference between the notional converted at the closing rate and the notional converted at the opening rate (or at the trading day spot rate in the case of a new instrument).

The risks hedged by these derivatives are described in Note 14. These derivatives are associated with cash-collateral agreements, the effects of which are described in Note 14.5.

Accounting policies

Derivatives are measured at fair value in the statement of financial position and presented according to their maturity date, regardless of whether they qualify for hedge accounting under IFRS 9 (hedging instruments versus trading derivatives).

Derivatives are classified as a separate line item in the statement of financial position.

Trading derivatives are economic hedge derivatives not classified as hedges for accounting purposes. Changes in the value of these instruments are recognized directly in profit or loss.

Hedge accounting is applicable when:

–  at the inception of the hedge, there is a formal designation and documentation of the hedging relationship;

–  the effectiveness of the hedge is demonstrated at inception and it is expected to continue in subsequent periods: i.e. at inception and throughout its duration, the company expects changes in the fair value of the hedged item to be almost fully offset by changes in the fair value of the hedging instrument.

There are three types of hedge accounting:

–  a fair value hedge is a hedge of the exposure to changes in the fair value of a recognized asset or liability (or an identified portion of the asset or liability) that are attributable to a particular interest rate and/or currency risk and which could affect profit or loss. The hedged portion of these items is remeasured at fair value in the statement of financial position. Changes in this fair value are recognized in the income statement and offset by symmetrical changes in the fair value of financial hedging instruments to the extent of the hedge effectiveness.

–  a cash flow hedge is a hedge of exposure to changes in cash flows attributable to a particular interest rate and/or currency risk associated with a recognized asset or liability or a transaction believed to be highly probable (such as a future purchase or sale) which could affect profit or loss. As the hedged item is not recognized in the statement of financial position, the effective portion of the change in the fair value of the hedging instrument is recognized in other comprehensive income. It is reclassified in profit or loss when the hedged item (financial asset or liability) affects the profit or loss or in the initial cost of the hedged item when it relates to the hedge of a non-financial asset acquisition cost.

–  a net investment hedge is a hedge of exposure to changes in value attributable to the foreign exchange risk of a net investment in a foreign operation, which could affect profit or loss on the disposal of the foreign operation. The effective portion of the net investment hedge is recorded in other comprehensive income. It is reclassified in profit or loss on disposal of the net investment.

For transactions qualified as fair value hedges and for economic hedges, the foreign exchange impact of changes in the fair value of derivatives is booked in operating income when the underlying hedged item is a commercial transaction and in finance costs, net when the underlying hedged item is a financial asset or liability.

Hedge accounting can be terminated when the hedged item is no longer recognized, i.e. when the Group revokes the designation of the hedging relationship or when the hedging instrument is terminated or exercised. The accounting consequences are as follows:

–  fair value hedge: at the hedge accounting termination date, the adjustment of the fair value of the liability is amortized using an effective interest rate recalculated at this date . Should the item hedged disappear, the change in fair value is recognized in the income statement;

–  cash flow hedge: amounts recorded in other comprehensive income are immediately reclassified in profit or loss when the hedged item is no longer recognized. In all other cases, amounts are reclassified in profit or loss, on a straight-line basis, throughout the remaining life of the original hedging relationship.

In both cases, subsequent changes in the value of the hedging instrument are recorded in profit or loss.

Concerning the effects of the foreign currency basis spread of cross-currency swaps designated as cash flow hedges, the Group has chosen to designate these as hedging costs. This option enables recognition of these effects in other comprehensive income and amortization of the cost of the basis spread in profit or loss over the period of the hedge.

13.8.2  Cash flow hedges

The main purpose of the Group's cash flow hedges is to neutralize foreign exchange risk on future cash flows (notional, coupons) or to switch floating-rate debt to fixed-rate debt.

The ineffective portion of cash flow hedges recognized in the income statement was not significant during the periods presented. The main hedges unmatured at December 31, 2022, as well as their effects on the financial statements, are detailed in the table below.

(in millions of euros)	Hedged risk
	Total	Exchange and interest rate risk	Exchange risk	Interest rate risk	Commodity risk
Hedging instruments	893	Cross Currency Swap	Forward	Interest rate swap	Commodity swap
			FX swap	Option	Option
			Option
Carrying amount - asset	1,065	1,002	3	—	74
Carrying amount – liability	(172)	(156)	(11)	(5)	—
Change in cash flow hedge reserve	288	225	(6)	9	60
Gain (loss) recognized in other comprehensive income	304	244	(8)	9	59
Reclassification in financial result	(19)	(19)	—	—	—
Reclassification in operating income	(1)	—	(1)	—	—
Reclassification in initial carrying amount of hedged item	4	—	4	—	—
Cash flow hedge reserve	497	457	(4)	(5)	49
o/w related to unmatured hedging instruments	114	74	(4)	(5)	49
o/w related to discontinued hedges	383	383	—	—
Hedged item		Bonds and credit lines	Purchases of handsets and equipment	Bonds and Lease liabilities	Purchase of energy
Balance sheet item		Current and non-current financial liabilities	Property, plant and equipment	Lease and Financial Liabilities - current and non-current	Operating result

The main hedges unmatured at December 31, 2021, as well as their effects on the financial statements, are detailed in the table below.

(in millions of euros)	Hedged risk
	Total	Exchange and interest
		rate risk	Exchange risk	Interest rate risk

Hedging instruments	484	Cross Currency Swap	Forward	Interest rate swap
			FX swap	Option
			Option
Carrying amount - asset	576	575	1	—
Carrying amount - liability	(91)	(76)	—	(14)

Change in cash flow hedge reserve	317	311	(2)	9
Gain (loss) recognized in other comprehensive income	358	347	3	9
Reclassification in financial result	(38)	(36)	(2)	—
Reclassification in operating income	—	—	—	—
Reclassification in initial carrying amount of hedged item	(3)	—	(3)	—

Cash flow hedge reserve	210	220	(9)	(2)
o/w related to unmatured hedging instruments	(192)	(181)	(9)	(2)
o/w related to discontinued hedges	402	402	—	—
Hedged item		Bonds and credit lines	Purchases of handsets	Bonds and Lease
			and equipment	liabilities

		Current and non-current	Property, plant and	Lease and Financial Liabilities -
Balance sheet item		financial liabilities	equipment	current and non-current

The main hedges unmatured at December 31, 2020, as well as their effects on the financial statements, are detailed in the table below.

(in millions of euros)	Hedged risk
	Total	Exchange and interest	Exchange risk	Interest rate risk
		rate risk

Hedging instruments	(311)	Cross Currency Swap	Forward	Interest rate swap
			FX swap
			Option
Carrying amount - asset	223	216	6	1
Carrying amount - liability	(534)	(502)	(1)	(31)

Change in cash flow hedge reserve	22	6	5	11
Gain (loss) recognized in other comprehensive income	3	(16)	8	11
Reclassification in financial result	21	22	(1)	—
Reclassification in operating income	1	—	1	—
Reclassification in initial carrying amount of hedged item	(3)	—	(3)	—

Cash flow hedge reserve	(100)	(91)	2	(11)
o/w related to unmatured hedging instruments	(541)	(532)	2	(11)
o/w related to discontinued hedges	440	440	—	—
Hedged item		Bonds and credit	Purchases of handsets	Bonds and Finance
		lines	and equipment	Lease

		Current and non-current	Property, plant and	Current and non-current
Balance sheet item		financial liabilities	equipment	financial liabilities

The nominal amounts of the main cash flow hedges as of December 31, 2022 are presented below.

	Notional amounts of hedging instruments per maturity
	(in millions of hedged currency units)
	2023	2024	2025	2026	2027
					and
					beyond
Orange SA
Cross currency swaps
CHF	—	—	400	—	100	(1)
GBP	—	—	262	—	2,250	(2)
HKD	1,110	—	—	—	939	(3)
NOK	—	—	500	—	800	(4)
USD	—	—	—	—	4,200	(5)
Interest rate swaps
EUR	—	—	—	—	100	(6)
FX Forward
USD	130	—	—	—	—
Commodity swap
PLN	27.3	60.7	62.4	29.7	95.3	(7)

(1)	100 million Swiss francs maturing in 2029.
(2)	500 million pounds sterling maturing in 2028, 750 million pounds sterling maturing in 2032, 500 million pounds sterling maturing in 2034 and 500 million pounds sterling maturing in 2050.
(3)	939 million Hong Kong dollars maturing in 2034.
(4)	800 million Norwegian kroner maturing in 2028.
(5)	2,450 million US dollars maturing in 2031, 900 million US dollars maturing in 2042 and 850 million US dollars maturing in 2044.
(6)	100 million euros maturing in 2030.
(7)	In hedging of electricity purchases for 1.8 terawatt-hours (TWh), including 1.1 TWh for 2027 and beyond.